UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21982
Guggenheim Strategic Opportunities Fund
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 827-0100

Date of fiscal year end: May 31
Date of reporting period: June 1, 2017 – August 31, 2017

Item 1.  Schedule of Investments.
Attached hereto.

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Shares	Value
COMMON STOCKS† - 0.4%
Energy - 0.3%
SandRidge Energy, Inc.*,7	41,086	$707,501
Approach Resources, Inc.*	112,884	313,818
Titan Energy LLC*,1,7	9,603	28,809
Total Energy		1,050,128
Technology - 0.1%
Aspect Software Parent, Inc.*,†††,1,2,3	40,745	419,677
Aspect Software Parent, Inc.*,†††,2,3	15,032	154,830
Qlik Technologies, Inc. A*,†††,1,2	56	60,768
Qlik Technologies, Inc. B*,†††,1,2	13,812	13,579
Qlik Technologies, Inc.*,††,1	3,600	-
Total Technology		648,854
Communications - 0.0%
Cengage Learning Acquisitions, Inc.*,††	11,126	76,491
Consumer, Non-cyclical - 0.0%
Targus Group International Equity, Inc.*,†††,1,2,3	13,409	19,979
Industrial – 0.00%
Carey International, Inc.*,†††,1,2	6	–
Total Common Stocks
(Cost $2,797,900)		1,795,452
PREFERRED STOCKS† - 1.3%
Financial - 0.9%
Morgan Stanley 5.85%[4,5]	110,000	2,999,700
Public Storage 5.40%[5]	42,000	1,107,540
Total Financial		4,107,240
Industrial - 0.3%
Seaspan Corp.
6.38% due 04/30/19[1,7]	52,750	1,359,895
Total Industrial		1,359,895
Government - 0.1%
AgriBank FCB 6.88%[4,5,7]	4,000	440,375
Total Preferred Stocks
(Cost $5,434,779)		5,907,510
WARRANTS†† - 0.0%
Comstock Resources, Inc.
expiring 09/06/18	3,575	22,916
Total Warrants
(Cost $13,658)		22,916
MONEY MARKET FUND† - 2.3%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.87%[16]	10,251,050	10,251,050
Total Money Market Fund
(Cost $10,251,050)		10,251,050

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 42.7%
Industrial - 10.4%
ILPEA Parent, Inc.
6.74% (1 Month LIBOR + 550 bps) due 03/02/23	2,683,125	$2,686,478
Advanced Integration Technology LP
5.99% (1 Month LIBOR + 475 bps) due 04/03/23	2,536,144	2,485,420
Alion Science & Technology Corp.
5.74% (1 Month LIBOR + 450 bps) due 08/19/21	2,450,000	2,445,909

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 42.7% (continued)
Industrial - 10.4% (continued)
Tronair Parent, Inc.
6.06% (3 Month LIBOR + 475 bps) due 09/08/23[1]	2,380,994	2,357,184
American Bath Group LLC
6.55% (3 Month LIBOR + 525 bps) due 09/30/23	2,188,972	2,178,028
SRS Distribution, Inc.
10.05% (3 Month LIBOR + 875 bps) due 02/24/23	2,030,000	2,075,675
Travelport Finance
4.06% (3 Month LIBOR + 275 bps) due 09/02/21	2,051,807	2,048,422
Transcendia Holdings, Inc.
5.24% (1 Month LIBOR + 400 bps) due 05/30/24	2,000,000	2,010,000
Imagine Print Solutions LLC
6.05% (3 Month LIBOR + 475 bps) due 06/21/22	1,995,000	1,995,000
Bioplan / Arcade
5.99% (1 Month LIBOR + 475 bps) due 09/23/21	1,954,837	1,941,799
Thor Bidco (Morrison Utility)
5.28% (3 Month LIBOR + 500 bps) due 09/20/23[1]	GBP 1,400,000	1,810,587
Kuehg Corp. - Kindercare
5.05% (3 Month LIBOR + 375 bps) due 08/12/22	1,391,143	1,386,357
National Technical
7.23% (1 Month LIBOR + 600 bps) due 06/12/21†††,1,2	1,395,061	1,360,185
HBC Hardware Holdings
7.80% (3 Month LIBOR + 650 bps) due 03/30/20†††,1	1,271,250	1,245,825
Endries Acquisition Holdings, Inc.
5.97% (3 Month LIBOR + 475 bps) due 06/01/23†††,1,2	1,250,000	1,238,019
Zodiac Pool Solutions LLC
5.30% (3 Month LIBOR + 400 bps) due 12/20/23	1,177,161	1,188,203
CPM Holdings
5.48% (1 Month LIBOR + 425 bps) due 04/11/22	1,162,362	1,173,985
Capstone Logistics
5.74% (1 Month LIBOR + 450 bps) due 10/07/21	1,084,176	1,077,400
Diversitech Holdings, Inc.
8.70% (3 Month LIBOR + 750 bps) due 06/02/25	1,000,000	1,020,000
ProAmpac PG Borrower LLC
9.82% (3 Month LIBOR + 850 bps) due 11/18/24	1,000,000	1,015,630
DAE Aviation
4.99% (1 Month LIBOR + 375 bps) due 07/07/22	1,000,000	1,007,750
Arctic Long Carriers
5.74% (1 Month LIBOR + 450 bps) due 05/18/23	1,000,000	1,005,000

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 42.7% (continued)
Industrial - 10.4% (continued)
ACA Compliance Group Holdings LLC
5.99% (1 Month LIBOR + 475 bps) due 01/29/21	1,000,000	$997,500
Pregis Holding I Corp.
4.80% (3 Month LIBOR + 350 bps) due 05/20/21	998,998	996,501
Resource Label Group LLC
5.80% (3 Month LIBOR + 450 bps) due 05/26/23[1]	1,000,000	996,250
SiteOne Landscaping LLC
4.74% (1 Month LIBOR + 350 bps) due 04/29/22	987,550	992,488
Amspec Services, Inc.
6.30% (3 Month LIBOR + 500 bps) due 07/01/22[1]	888,026	883,586
6.44% (3 Month LIBOR + 500 bps) due 07/01/22[1]	104,885	104,361
Hayward Industries, Inc.
9.49% (1 Week LIBOR + 825 bps) due 08/04/25	1,000,000	982,500
ICSH Parent, Inc.
5.32% (3 Month LIBOR + 400 bps) due 04/29/24	893,412	893,412
GYP Holdings III Corp.
4.31% (3 Month LIBOR + 300 bps) due 04/01/23	751,671	753,550
Duran, Inc.
5.30% (3 Month LIBOR + 400 bps) due 03/29/24[1]	550,000	551,375
Dimora Brands, Inc.
5.00% (3 Month LIBOR + 400 bps) due 08/24/24	500,000	498,335
SI Organization
6.05% (3 Month LIBOR + 475 bps) due 11/22/19	492,837	494,685
Ranpak
8.48% (1 Month LIBOR + 725 bps) due 10/03/22	430,370	426,067
Doncasters Group Ltd.
9.55% (3 Month LIBOR + 825 bps) due 10/09/20[1]	101,379	94,384
NaNa Development Corp.
8.03% (3 Month LIBOR + 675 bps) due 03/15/18[1]	50,841	49,825
Carey International, Inc.
9.00% (3 Month LIBOR + 900 bps) due 05/23/20†††,1,2,10	48,812	6,018
Total Industrial		46,473,693
Consumer, Non-cyclical - 9.0%
Copernicus Group, Inc.
6.30% (3 Month LIBOR + 500 bps) due 08/15/22[1]	2,975,894	2,987,202
Equian LLC
5.07% (3 Month LIBOR + 375 bps) due 05/20/24	2,102,941	2,121,343
5.05% (3 Month LIBOR + 375 bps) due 05/20/24	323,529	326,360

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 42.7% (continued)
Consumer, Non-cyclical - 9.0% (continued)
CareCore National LLC
5.24% (1 Month LIBOR + 400 bps) due 03/05/21	2,328,991	$2,358,103
Reddy Ice Holdings, Inc.
6.88% (3 Month LIBOR + 550 bps) due 05/01/19	2,254,242	2,222,683
Immucor, Inc.
6.24% (1 Month LIBOR + 500 bps) due 06/15/21	2,000,000	2,025,000
Pelican Products, Inc.
5.55% (3 Month LIBOR + 425 bps) due 04/10/20	1,775,059	1,780,243
Amplify Snack Brands, Inc.
6.74% (1 Month LIBOR + 550 bps) due 09/02/23	1,760,879	1,738,868
Endo Luxembourg Finance Co.
5.50% (1 Month LIBOR + 425 bps) due 04/29/24	1,700,000	1,711,152
Chef's Warehouse Parent LLC
5.99% (1 Month LIBOR + 475 bps) due 06/22/22[1]	1,619,834	1,638,057
Touchtunes Interactive Network
6.05% (3 Month LIBOR + 475 bps) due 05/28/21	1,590,193	1,598,144
Sho Holding I Corp.
6.24% (Prime Rate + 400 bps) due 10/27/22[1]	1,224,293	1,205,929
BCPE Eagle Buyer LLC
5.49% (1 Month LIBOR + 425 bps) due 03/18/24	1,197,000	1,197,000
Authentic Brands
5.30% (3 Month LIBOR + 400 bps) due 05/27/21	1,175,692	1,180,101
IHC Holding Corp.
8.05% (3 Month LIBOR + 675 bps) due 04/30/21†††,1,2	954,144	945,403
8.01% (2 Month LIBOR + 675 bps) due 04/30/21†††,1,2	183,137	181,460
CTI Foods Holding Co. LLC
8.49% (1 Month LIBOR + 725 bps) due 06/28/21[1]	1,105,000	889,525
4.74% (1 Month LIBOR + 350 bps) due 06/29/20	250,000	233,750
Chobani LLC
5.49% (1 Month LIBOR + 425 bps) due 10/10/23	1,022,431	1,029,138
CPI Holdco LLC
5.30% (3 Month LIBOR + 400 bps) due 03/21/24	997,500	1,001,241
Arctic Glacier Group Holdings, Inc.
5.49% (1 Month LIBOR + 425 bps) due 03/20/24	997,500	1,001,241
Alegeus Technologies LLC
6.26% (2 Month LIBOR + 500 bps) due 04/28/23†††,1,2	1,000,000	990,579
Springs Industries, Inc.
7.73% (1 Month LIBOR + 650 bps) due 06/01/21†††,1,2	990,000	990,000

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 42.7% (continued)
Consumer, Non-cyclical - 9.0% (continued)
Tecbid US, Inc.
5.49% (1 Month LIBOR + 425 bps) due 07/25/24	988,890	$986,418
Affordable Care Holding
5.99% (1 Month LIBOR + 475 bps) due 10/24/22	985,000	985,000
American Tire Distributors, Inc.
5.49% (1 Month LIBOR + 425 bps) due 09/01/21	968,461	975,124
Lineage Logistics LLC
1.24% (1 Month LIBOR + 0 bps) due 04/07/21	935,497	936,086
ABB Concise Optical Group LLC
6.24% (3 Month LIBOR + 500 bps) due 06/15/23	842,725	843,778
Give and Go Prepared Foods Corp.
5.56% (3 Month LIBOR + 425 bps) due 07/29/23	840,000	842,629
Melissa & Doug III Corp.
5.80% (3 Month LIBOR + 450 bps) due 06/19/24	800,000	810,000
PT Intermediate Holdings III LLC
7.54% (6 Month LIBOR + 650 bps) due 06/23/22†††,1,2	645,125	645,125
7.80% (3 Month LIBOR + 650 bps) due 06/23/22†††,1,2	139,650	139,650
Certara, Inc.
5.32% (3 Month LIBOR + 400 bps) due 08/15/24	500,000	503,750
NES Global Talent
6.81% (3 Month LIBOR + 550 bps) due 10/03/19[1]	309,501	278,551
AI Aqua Zip Bidco Pty Ltd.
4.50% (3 Month LIBOR + 325 bps) due 12/13/23	200,000	200,376
Nellson Nutraceutical (US)
6.30% (3 Month LIBOR + 500 bps) due 12/23/21	149,617	148,494
Packaging Coordinators Midco, Inc.
6.32% (LOC + 400 bps) due 07/01/21†††,1,2	115,385	104,326
Rite Aid Corp.
5.99% (1 Month LIBOR + 475 bps) due 08/21/20	100,000	100,750
Targus Group International, Inc.
14.00% (Prime Rate + 1050 bps) due 05/24/16†††,1,2,3,12	155,450	–
Total Consumer, Non-cyclical		39,852,579
Consumer, Cyclical - 7.9%
BBB Industries, LLC
5.74% (1 Month LIBOR + 450 bps) due 11/03/21	2,992,366	3,014,809
Accuride Corp.
8.30% (3 Month LIBOR + 700 bps) due 11/17/23	2,608,446	2,647,573

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 42.7% (continued)
Consumer, Cyclical - 7.9% (continued)
Navistar Inc.
5.24% (1 Month LIBOR + 400 bps) due 08/07/20	2,358,985	$2,374,719
Big Jack Holdings LP
5.49% (1 Month LIBOR + 425 bps) due 04/05/24	2,351,790	2,357,669
LSF9 Robin Investments Ltd.
4.31% (3 Month LIBOR + 400 bps) due 12/14/23	GBP 1,750,000	2,283,987
K & N Parent, Inc.
5.99% (1 Month LIBOR + 475 bps) due 10/20/23	1,990,000	1,994,975
Blue Nile, Inc.
7.80% (3 Month LIBOR + 650 bps) due 02/17/23[1]	2,000,000	1,990,000
Mavis Tire
6.49% (1 Month LIBOR + 525 bps) due 11/02/20†††,1,2	1,960,000	1,942,526
AT Home Holding III
4.81% (3 Month LIBOR + 350 bps) due 06/03/22	1,955,000	1,937,894
Sears Holdings Corp.
5.74% (1 Month LIBOR + 450 bps) due 06/30/18	1,909,536	1,887,252
Boot Barn Holdings, Inc.
5.80% (3 Month LIBOR + 450 bps) due 06/29/21†††,1,2	1,865,000	1,787,603
LA Fitness International LLC
5.49% (1 Month LIBOR + 425 bps) due 07/01/20	1,603,030	1,617,057
Apro LLC
5.23% (3 Month LIBOR + 400 bps) due 08/08/24	1,200,000	1,205,256
National Vision, Inc.
6.99% (1 Month LIBOR + 575 bps) due 03/11/22	1,200,000	1,191,996
Belk, Inc.
6.05% (3 Month LIBOR + 475 bps) due 12/12/22	1,241,167	1,006,375
Truck Hero, Inc.
5.23% (1 Month LIBOR + 400 bps) due 04/22/24	1,000,000	998,750
Med Finance Merger Sub LLC
7.49% (1 Month LIBOR + 625 bps) due 08/16/21[1]	982,901	986,636
Checkers Drive-In Restaurants, Inc.
5.49% (1 Month LIBOR + 425 bps) due 04/25/24	900,000	898,875
Sky Bet Cyan Blue HoldCo
4.56% (3 Month LIBOR + 425 bps) due 02/25/22	GBP 650,000	844,984
ABRA Auto Body
8.55% (3 Month LIBOR + 725 bps) due 09/19/22	500,000	500,415
Amaya Holdings B.V.
4.80% (3 Month LIBOR + 350 bps) due 08/01/21	494,949	496,073

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 42.7% (continued)
Consumer, Cyclical - 7.9% (continued)
Talbots, Inc.
5.74% (1 Month LIBOR + 450 bps) due 03/19/20	457,871	$429,025
Acosta, Inc.
4.31% (3 Month LIBOR + 325 bps) due 09/26/19†††,1,2	268,889	254,076
CH Holding Corp.
8.49% (1 Month LIBOR + 725 bps) due 02/03/25	200,000	204,000
Total Consumer, Cyclical		34,852,525
Technology - 6.0%
TIBCO Software, Inc.
4.74% (1 Month LIBOR + 350 bps) due 12/04/20	2,396,207	2,400,903
LANDesk Group, Inc.
5.49% (1 Month LIBOR + 425 bps) due 01/20/24	2,264,649	2,233,509
Epicor Software
4.99% (1 Month LIBOR + 375 bps) due 06/01/22	2,211,891	2,215,851
Insight Venture
7.25% (3 Month LIBOR + 625 bps) due 07/15/21†††,1,2	GBP 1,650,000	2,110,963
Planview, Inc.
6.49% (1 Month LIBOR + 525 bps) due 01/27/23†††,1,2	997,500	984,068
10.99% (1 Month LIBOR + 975 bps) due 07/27/23†††,1,2	900,000	887,776
Severin Acquisition LLC
6.18% (3 Month LIBOR + 487.5 bps) due 07/30/21[1]	982,500	979,356
6.30% (3 Month LIBOR + 500 bps) due 07/30/21[1]	579,180	579,759
6.68% (3 Month LIBOR + 537.5 bps) due 07/30/21[1]	248,125	251,723
Ministry Brands LLC
5.00% (1 Month LIBOR + 500 bps) due 12/02/22[1]	978,005	968,225
6.49% (Prime Rate + 400 bps) due 12/02/22[1]	519,544	514,349
8.25% (Prime Rate + 400 bps) due 12/02/22	43,065	42,635
Aspect Software, Inc.
11.23% (1 Month LIBOR + 1000 bps) due 05/25/20[3]	900,469	882,459
11.20% (1 Month LIBOR + 1000 bps) due 05/25/18†††,1,2,3	531,250	531,250
Advanced Computer Software
10.81% (3 Month LIBOR + 950 bps) due 01/31/23[1]	1,250,000	1,154,163
6.82% (3 Month LIBOR + 550 bps) due 03/18/22	98,919	97,436
EIG Investors Corp.
5.32% (1 Month LIBOR + 400 bps) due 02/09/23	1,110,393	1,121,264

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 42.7% (continued)
Technology - 6.0% (continued)
Kronos, Inc.
4.81% (3 Month LIBOR + 350 bps) due 11/01/23	995,006	$1,002,618
Viewpoint, Inc.
5.70% (3 Month LIBOR + 425 bps) due 07/19/24	1,000,000	1,002,500
Masergy Holdings, Inc.
5.05% (3 Month LIBOR + 375 bps) due 12/15/23	995,000	999,975
Palermo Finance Corp.
5.80% (3 Month LIBOR + 450 bps) due 04/17/23†††,1,2	1,000,000	990,676
Lytx, Inc.
7.99% (1 Month LIBOR + 675 bps) due 08/31/23	947,368	923,947
CPI Acquisition, Inc.
5.96% (3 Month LIBOR + 450 bps) due 08/17/22	1,291,782	839,658
Cologix Holdings, Inc.
8.24% (1 Month LIBOR + 700 bps) due 03/20/25	750,000	754,373
MRI Software LLC
7.30% (3 Month LIBOR + 600 bps) due 06/30/23†††,1	722,222	718,611
GlobalLogic Holdings, Inc.
5.80% (3 Month LIBOR + 450 bps) due 06/20/22	489,961	491,186
Active Network LLC
6.00% (1 Month LIBOR + 500 bps) due 11/13/20	441,499	442,051
Greenway Health LLC
6.05% (3 Month LIBOR + 475 bps) due 02/16/24	250,000	250,313
Ceridian Corp.
4.70% (1 Week LIBOR + 350 bps) due 09/15/20	31,374	31,321
Total Technology		26,402,918
Basic Materials - 2.7%
A-Gas Ltd.
6.06% (3 Month LIBOR + 475 bps) due 08/11/24	2,421,997	2,373,557
PetroChoice Holdings
6.28% (6 Month LIBOR + 500 bps) due 08/19/22	2,071,723	2,082,082
Niacet Corp.
5.80% (3 Month LIBOR + 450 bps) due 02/01/24[1]	1,695,750	1,691,511
Arch Coal, Inc.
5.24% (1 Month LIBOR + 400 bps) due 03/07/24	1,596,000	1,606,980
EP Minerals LLC
5.82% (3 Month LIBOR + 450 bps) due 08/20/20[1]	1,550,000	1,550,000
Niacet B.V.
5.50% (3 Month Euribor + 450 bps) due 02/01/24[1]	EUR 798,000	947,625
Hoffmaster Group, Inc.
5.80% (3 Month LIBOR + 450 bps) due 11/21/23	597,000	601,478

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 42.7% (continued)
Basic Materials - 2.7% (continued)
Big River Steel LLC
6.24% (1 Month LIBOR + 500 bps) due 08/23/23	500,000	$505,000
PQ Corp.
4.56% (3 Month LIBOR + 325 bps) due 11/04/22	396,495	397,982
Noranda Aluminum Acquisition Corp.
due 02/28/19[12]	580,010	17,400
Total Basic Materials		11,773,615
Communications - 2.6%
Market Track LLC
5.48% (1 Month LIBOR + 425 bps) due 06/05/24	2,150,000	2,139,250
Anaren, Inc.
9.55% (3 Month LIBOR + 825 bps) due 08/18/21[1]	1,000,000	986,670
5.80% (3 Month LIBOR + 450 bps) due 02/18/21[1]	928,644	929,805
Dominion Web Solutions LLC
7.48% (1 Month LIBOR + 625 bps) due 06/15/24†††,1	1,884,615	1,851,923
Houghton Mifflin Co.
4.24% (1 Month LIBOR + 300 bps) due 05/28/21	1,744,534	1,679,114
Cengage Learning Acquisitions, Inc.
5.48% (1 Month LIBOR + 425 bps) due 06/07/23	1,685,939	1,564,416
Proquest LLC
10.24% (1 Month LIBOR + 900 bps) due 12/15/22[1]	652,000	631,625
4.99% (1 Month LIBOR + 375 bps) due 10/24/21	395,897	399,528
TVC Albany, Inc.
5.00% (3 Month LIBOR + 400 bps) due 07/26/24	1,000,000	995,000
Mcgraw-Hill Global Education Holdings LLC
5.24% (1 Month LIBOR + 400 bps) due 05/04/22	498,741	489,235
Total Communications		11,666,566
Financial - 1.6%
Misys Ltd.
4.82% (3 Month LIBOR + 350 bps) due 06/13/24	2,000,000	2,008,500
American Stock Transfer & Trust
5.80% (3 Month LIBOR + 450 bps) due 06/26/20	1,446,303	1,449,919
Americold Realty Operating Partnership, LP
4.99% (1 Month LIBOR + 375 bps) due 12/01/22	1,144,647	1,157,524
Acrisure LLC
6.30% (3 Month LIBOR + 500 bps) due 11/22/23	997,500	1,008,722

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 42.7% (continued)
Financial - 1.6% (continued)
Jane Street Group LLC
5.73% (1 Month LIBOR + 450 bps) due 08/25/22	850,000	$857,438
Integro Parent, Inc.
7.06% (3 Month LIBOR + 575 bps) due 10/28/22[1]	415,285	413,208
Total Financial		6,895,311
Utilities - 1.5%
Invenergy Thermal
6.80% (3 Month LIBOR + 550 bps) due 10/19/22[1]	1,586,795	1,507,454
Panda Power
7.80% (3 Month LIBOR + 650 bps) due 08/21/20	1,236,619	1,106,774
Lone Star Energy
5.57% (3 Month LIBOR + 425 bps) due 02/22/21	1,134,437	1,074,879
Bhi Investments LLC
9.98% (1 Month LIBOR + 875 bps) due 02/28/25	1,000,000	980,000
Panda Moxie Patriot
7.05% (3 Month LIBOR + 575 bps) due 12/19/20	893,250	827,748
Exgen Texas Power LLC
6.05% (3 Month LIBOR + 475 bps) due 09/18/21	1,123,437	755,512
Panda Temple II Power
7.30% (3 Month LIBOR + 600 bps) due 04/03/19	418,982	398,033
Total Utilities		6,650,400
Energy - 1.0%
Cactus Wellhead
7.32% (3 Month LIBOR + 600 bps) due 07/31/20	1,964,781	1,900,925
PSS Companies
5.80% (3 Month LIBOR + 450 bps) due 01/28/20[1]	1,843,246	1,608,233
Moss Creek Resources LLC
9.50% (1 Month LIBOR + 800 bps) due 04/07/22†††,1,2	777,778	768,056
Total Energy		4,277,214
Total Senior Floating Rate Interests
(Cost $189,464,424)		188,844,821
CORPORATE BONDS†† - 30.2%
Financial - 12.8%
Bank of America Corp.
6.50% (3 Month LIBOR + 417.4 bps) [5,6]	2,000,000	2,255,000
6.10% (3 Month LIBOR + 389.8 bps) [5,6]	1,750,000	1,918,438
6.30% (3 Month LIBOR + 455.3 bps) [5,6,7]	1,000,000	1,126,250
Citigroup, Inc.
5.95% (3 Month LIBOR + 390.5 bps) [5,6,7]	3,100,000	3,347,999
6.25% (3 Month LIBOR + 451.7 bps) [5,6,7]	1,250,000	1,396,875

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face
	Amount~	Value
CORPORATE BONDS†† - 30.2% (continued)
Financial - 12.8% (continued)
Wells Fargo & Co.
5.90% (3 Month LIBOR + 311 bps) [5,6,7]	2,650,000	$2,875,249
5.88% (3 Month LIBOR + 399 bps) [5,6,7]	1,000,000	1,110,000
QBE Insurance Group Ltd.
7.50% (U.S. Dollar 10 year Swap + 603 bps) due 11/24/43[4,7,8]	3,000,000	3,457,501
JPMorgan Chase & Co.
6.10% (3 Month LIBOR + 333 bps) [5,6,7]	1,750,000	1,911,875
6.00% (3 Month LIBOR + 330 bps) [5,6]	1,400,000	1,515,500
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††,1,7	2,900,000	2,987,846
FBM Finance, Inc.
8.25% due 08/15/21[7,8]	2,500,000	2,668,750
Citizens Financial Group, Inc.
5.50% (3 Month LIBOR + 396 bps) [5,6,7]	2,500,000	2,609,375
Customers Bank
6.13% (3 Month LIBOR + 344 bps) due 06/26/29[4,9]	2,500,000	2,553,125
American Equity Investment Life Holding Co.
5.00% due 06/15/27	2,200,000	2,312,086
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[7,8]	1,075,000	1,107,250
7.25% due 08/15/24[8]	1,000,000	995,000
6.88% due 04/15/22[8]	200,000	200,000
KeyCorp
5.00% (3 Month LIBOR + 361 bps) [5,6]	2,100,000	2,163,000
NewStar Financial, Inc.
7.25% due 05/01/20[7]	2,100,000	2,155,125
CNB Financial Corp.
5.75% (3 Month LIBOR + 455 bps) due 10/15/26†††,4,9	2,000,000	2,090,975
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[8]	1,959,912	2,032,036
Atlas Mara Ltd.
8.00% due 12/31/20†††,1,2	2,200,000	1,837,000
Greystar Real Estate Partners LLC
8.25% due 12/01/22[7,8]	1,550,000	1,666,250
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[8]	1,165,000	1,201,406
NFP Corp.
6.88% due 07/15/25[8]	1,000,000	1,015,000
Cadence Bank North America
6.25% (3 Month LIBOR + 354 bps) due 06/28/29[1,4,7]	960,000	988,800

	Face
	Amount~	Value
CORPORATE BONDS†† - 30.2% (continued)
Financial - 12.8% (continued)
Lincoln Finance Ltd.
7.38% due 04/15/21[7,8]	800,000	$842,000
Fifth Third Bancorp
5.10% (3 Month LIBOR + 303 bps) [4,5,7]	815,000	830,281
Pacific Beacon LLC
5.63% due 07/15/51[7,9]	707,020	685,654
GEO Group, Inc.
5.88% due 10/15/24[7]	600,000	621,000
Atlantic Marine Corporations Communities LLC
5.38% due 02/15/48[7]	546,495	539,970
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/20[7,8]	500,000	511,250
Bank of New York Mellon Corp.
4.63% (3 Month LIBOR + 313 bps) [4,5,7]	500,000	506,250
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20[7]	300,000	309,000
Goldman Sachs Group, Inc.
5.30% (3 Month LIBOR + 383 bps) [4,5]	250,000	267,655
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22[7]	200,000	205,690
Total Financial		56,816,461
Consumer, Cyclical - 3.2%
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23[7]	2,335,000	2,212,412
6.50% due 05/01/21[7]	429,000	408,623
WMG Acquisition Corp.
6.75% due 04/15/22[7,8]	2,130,000	2,236,500
HP Communities LLC
6.82% due 09/15/53[7,9]	974,638	1,091,468
6.16% due 09/15/53†††,7,9	1,000,000	1,081,928
Nathan's Famous, Inc.
10.00% due 03/15/20[7,8]	1,804,000	1,898,710
Exide Technologies
11.00% due 04/30/22[7,8]	2,255,576	1,894,684
Carrols Restaurant Group, Inc.
8.00% due 05/01/22[8]	1,625,000	1,730,625
TVL Finance PLC
8.50% due 05/15/23	GBP 1,170,000	1,682,955
Total Consumer, Cyclical		14,237,905
Industrial - 3.1%
Encore Capital Group, Inc.
5.63% due 08/11/24†††,1	4,000,000	4,000,000
Summit Materials LLC / Summit Materials Finance Corp.
8.50% due 04/15/22[7]	2,150,000	2,424,125
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[7,8]	2,050,000	2,203,750

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face
	Amount~	Value
CORPORATE BONDS†† - 30.2% (continued)
Industrial - 3.1% (continued)
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19[1,7]	1,800,000	$1,782,000
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27†††,2,7,8	1,755,955	1,746,965
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[7,8]	1,095,000	1,215,450
Tutor Perini Corp.
6.88% due 05/01/25[7,8]	400,000	430,000
Total Industrial		13,802,290
Basic Materials - 2.6%
BHP Billiton Finance USA Ltd.
6.75% (U.S. Dollar 5 year Swap + 509 bps) due 10/19/75[4,7,8]	2,000,000	2,320,000
Yamana Gold, Inc.
4.95% due 07/15/24[7]	2,160,000	2,191,946
Eldorado Gold Corp.
6.13% due 12/15/20[7,8]	1,950,000	1,984,125
Constellium N.V.
7.88% due 04/01/21[7,8]	1,588,000	1,687,250
GCP Applied Technologies, Inc.
9.50% due 02/01/23[7,8]	1,475,000	1,659,375
New Day Aluminum
10.00% due 10/28/20†††,1,2,10	943,071	943,071
Big River Steel LLC / BRS Finance Corp.
7.25% due 09/01/25[8]	500,000	523,750
Mirabela Nickel Ltd.
9.50% due 06/24/19[1,10,12]	1,388,176	69,409
Total Basic Materials		11,378,926
Communications - 2.5%
MDC Partners, Inc.
6.50% due 05/01/24[7,8]	2,900,000	2,889,125
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[7,8]	2,150,000	2,058,625
SFR Group S.A.
7.38% due 05/01/26[7,8]	1,800,000	1,944,036
Cengage Learning, Inc.
9.50% due 06/15/24[7,8]	1,900,000	1,629,250
EIG Investors Corp.
10.88% due 02/01/24[7]	900,000	1,003,500
TIBCO Software, Inc.
11.38% due 12/01/21[8]	750,000	821,250
CSC Holdings LLC
6.75% due 11/15/21[7]	500,000	552,650
Total Communications		10,898,436
Energy - 2.1%
Husky Energy, Inc.
4.00% due 04/15/24[7]	900,000	925,214
3.95% due 04/15/22[7]	600,000	630,800
TerraForm Power Operating LLC
6.38% due 02/01/23[8,11]	1,096,000	1,134,360

	Face
	Amount~	Value
CORPORATE BONDS†† - 30.2% (continued)
Energy - 2.1% (continued)
Sunoco Logistics Partners Operations, LP
4.25% due 04/01/24[7]	1,000,000	$1,032,451
Hess Corp.
8.13% due 02/15/19[7]	950,000	1,025,628
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
8.50% due 12/15/21[7,8]	1,000,000	995,000
CONSOL Energy, Inc.
8.00% due 04/01/23[7]	850,000	896,750
EQT Corp.
8.13% due 06/01/19	800,000	878,414
Buckeye Partners, LP
4.35% due 10/15/24	750,000	780,537
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.25% due 04/01/23[7]	400,000	413,000
QEP Resources, Inc.
6.88% due 03/01/21[7]	350,000	363,125
Gibson Energy, Inc.
6.75% due 07/15/21[8]	182,000	188,370
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[9,12]	1,216,133	121,613
Total Energy		9,385,262
Consumer, Non-cyclical - 2.1%
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[7,8]	2,082,000	2,085,956
Tenet Healthcare Corp.
7.50% due 01/01/22[7,8]	1,900,000	2,047,250
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22[7,8]	1,600,000	1,624,000
Bumble Bee Holdco SCA
9.63% due 03/15/18[7,8,10]	1,400,000	1,402,940
Valeant Pharmaceuticals International, Inc.
7.00% due 03/15/24[7,8]	1,000,000	1,061,250
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[8]	550,000	551,375
Beverages & More, Inc.
11.50% due 06/15/22[8]	350,000	329,000
Total Consumer, Non-cyclical		9,101,771
Technology - 0.8%
Micron Technology, Inc.
7.50% due 09/15/23[7]	1,550,000	1,718,563
5.25% due 08/01/23[7,8]	200,000	208,250
Ascend Learning LLC
6.88% due 08/01/25[8]	600,000	624,000

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face
	Amount~	Value
CORPORATE BONDS†† - 30.2% (continued)
Technology - 0.8% (continued)
First Data Corp.
7.00% due 12/01/23[7,8]	500,000	$538,750
Epicor Software
9.55% due 06/21/23†††,1,2	500,000	488,500
Total Technology		3,578,063
Utilities - 0.6%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[7,8]	1,425,000	1,496,250
Terraform Global Operating LLC
9.75% due 08/15/22[8]	1,150,000	1,280,813
Total Utilities		2,777,063
Diversified - 0.2%
HRG Group, Inc.
7.88% due 07/15/19	820,000	835,375
Oil & Gas - 0.2%
Glenn Pool Oil & Gas Trust
6.00% due 08/02/21†††,1	856,269	819,580
Total Corporate Bonds
(Cost $129,329,051)		133,631,132
ASSET-BACKED SECURITIES†† - 28.4%
Collateralized Loan Obligations - 22.3%
Golub Capital Partners CLO Ltd.
2015-24A, 5.56% (3 Month LIBOR + 425 bps) due 02/05/27[4,8]	2,000,000	1,912,956
2017-16A, 4.31% (3 Month LIBOR + 300 bps) due 07/25/29[4,8]	1,500,000	1,494,243
2015-25A, 4.96% (3 Month LIBOR + 365 bps) due 08/05/27[4,8]	1,000,000	976,156
2014-18A, 5.31% (3 Month LIBOR + 400 bps) due 04/25/26[4,8]	300,000	294,535
Voya CLO Ltd.
2013-1A, 4.80% (3 Month LIBOR + 350 bps) due 04/15/24[4,8]	2,000,000	1,991,617
2014-4A, 7.16% (3 Month LIBOR + 600 bps) due 10/14/26[4,8]	1,950,000	1,886,662
KVK CLO Ltd.
2014-2A, 6.05% (3 Month LIBOR + 475 bps) due 07/15/26[4,7,8]	3,000,000	2,725,141
2013-1A, due 04/14/25[7,8,13]	2,300,000	796,108
Flatiron CLO Ltd.
2013-1A, 4.90% (3 Month LIBOR + 360 bps) due 01/17/26[4,7,8]	3,300,000	3,285,603
Great Lakes CLO Ltd.
2015-1A, 5.05% (3 Month LIBOR + 375 bps) due 07/15/26[4,8]	1,500,000	1,461,376
2012-1A, due 01/15/23[7,9,13]	2,500,000	1,142,736

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 28.4% (continued)
Collateralized Loan Obligations - 22.3% (continued)
2014-1A, 5.50% (3 Month LIBOR + 420 bps) due 04/15/25[4,8]	500,000	$485,429
Anchorage Credit Funding 1 Ltd.
2015-1A, 6.30% due 07/28/30[8]	3,000,000	3,088,332
Flagship CLO VIII Ltd.
2014-8A, 6.50% (3 Month LIBOR + 520 bps) due 01/16/26[4,7,8]	3,250,000	3,071,582
Venture XVI CLO Ltd.
2014-16A, 4.75% (3 Month LIBOR + 345 bps) due 04/15/26[4,7,8]	3,000,000	3,007,496
FDF II Ltd.
2016-2A, 7.70% due 05/12/31[7,8]	3,000,000	3,004,015
FDF I Ltd.
2015-1A, 6.88% due 11/12/30[8]	2,000,000	2,000,608
2015-1A, 7.50% due 11/12/30[8]	1,000,000	1,000,246
OCP CLO Ltd.
2015-9A, 7.70% (3 Month LIBOR + 640 bps) due 07/15/27[4,8]	2,250,000	2,021,671
2015-8A, 7.30% (3 Month LIBOR + 600 bps) due 04/17/27[4,8]	1,000,000	888,511
Saranac CLO II Ltd.
2014-2A, 6.47% (3 Month LIBOR + 515 bps) due 02/20/25[4,7,8]	3,000,000	2,845,384
AMMC CLO XII Ltd.
2013-12A, 6.36% (3 Month LIBOR + 505 bps) due 05/10/25[4,8]	3,000,000	2,806,174
Newstar Trust
2012-2I, 8.06% (3 Month LIBOR + 675 bps) due 01/20/23[4]	3,000,000	2,794,663
Octagon Investment Partners XVI Ltd.
2013-1A, 6.80% (3 Month LIBOR + 550 bps) due 07/17/25[4,8]	3,000,000	2,728,677
Sound Point CLO III Ltd.
2013-2A, 6.65% (3 Month LIBOR + 535 bps) due 07/15/25[4,7,8]	2,875,000	2,698,447
Dryden 50 Senior Loan Fund
2017-50A, due 07/15/30[8,13]	2,855,000	2,492,316
Newstar Commercial Loan Funding LLC
2017-1A, 6.25% (3 Month LIBOR + 510 bps) due 03/20/27[4,8]	2,000,000	1,986,350

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 28.4% (continued)
Collateralized Loan Obligations - 22.3% (continued)
2014-1A, 6.06% (3 Month LIBOR + 475 bps) due 04/20/25[4,8]	500,000	$490,048
Jamestown CLO III Ltd.
2013-3A, 4.60% (3 Month LIBOR + 330 bps) due 01/15/26[4,8]	2,250,000	2,247,204
Avery Point II CLO Ltd.
2013-3X COM, % due 01/18/25[13]	2,399,940	2,035,721
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 10/04/28[8,13]	2,600,000	2,012,759
Fortress Credit Opportunities V CLO Ltd.
2017-5A, 5.85% (3 Month LIBOR + 455 bps) due 10/15/26[4,8]	2,000,000	2,012,149
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 6.23% (3 Month LIBOR + 500 bps) due 10/10/26[4,8]	2,000,000	1,974,881
Ares XXXIII CLO Ltd.
2015-1A, 7.72% (3 Month LIBOR + 650 bps) due 12/05/25[4,8]	2,000,000	1,877,593
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[8,13]	2,000,000	1,768,679
Cent CLO 19 Ltd.
2013-19A, 4.61% (3 Month LIBOR + 330 bps) due 10/29/25[4,7,8]	1,750,000	1,750,514
Treman Park CLO Ltd.
2015-1A, due 04/20/27[8,13]	2,000,000	1,724,742
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 6.04% (3 Month LIBOR + 473 bps) due 10/22/26[4,8]	1,750,000	1,709,057
Mountain Hawk II CLO Ltd.
2013-2A, 4.46% (3 Month LIBOR + 315 bps) due 07/22/24[4,8]	1,750,000	1,677,075
Cent CLO 22 Ltd.
2014-22A, 7.71% (3 Month LIBOR + 640 bps) due 11/07/26[4,8]	1,750,000	1,650,943
Atlas Senior Loan Fund II Ltd.
2012-2A, due 01/30/24[7,8,13]	2,600,000	1,507,151
Ares XXVI CLO Ltd.
2013-1A, due 04/15/25[8,13]	3,700,000	1,426,667

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 28.4% (continued)
Collateralized Loan Obligations - 22.3% (continued)
Madison Park Funding XI Ltd.
2013-11A, 6.46% (3 Month LIBOR + 515 bps) due 10/23/25[4,8]	1,500,000	$1,395,304
CIFC Funding Ltd.
2014-4A, 6.90% (3 Month LIBOR + 560 bps) due 10/17/26[4,8]	1,500,000	1,366,715
Finn Square CLO Ltd.
2012-1A, due 12/24/23[8,13]	2,500,000	1,223,349
NewStar Arlington Senior Loan Program LLC
2014-1A, 5.56% (3 Month LIBOR + 425 bps) due 07/25/25[4,8]	750,000	720,553
2014-1A, 5.97% due 07/25/25[7,8]	500,000	500,790
Anchorage Credit Funding 4 Ltd.
2016-4A, 5.50% due 02/15/35[8]	1,000,000	1,008,431
Kingsland VI Ltd.
2013-6A, 4.96% (3 Month LIBOR + 365 bps) due 10/28/24[4,8]	1,000,000	1,006,462
Fortress Credit Opportunities III CLO, LP
2017-3A, 4.40% (3 Month LIBOR + 310 bps) due 04/28/26[4,8]	1,000,000	1,002,346
Hunt CRE Ltd.
2017-FL1, 4.53% (1 Month LIBOR + 330 bps) due 08/15/34[4,8]	1,000,000	1,001,518
Cent CLO 16, LP
2014-16A, 5.56% (3 Month LIBOR + 425 bps) due 08/01/24[4,8]	1,000,000	1,000,174
Cerberus Onshore II CLO-2 LLC
2014-1A, 5.45% (3 Month LIBOR + 415 bps) due 10/15/23[4,8]	1,000,000	993,605
Garrison Funding Ltd.
2016-2A, 5.32% (3 Month LIBOR + 400 bps) due 09/29/27[4,8]	1,000,000	983,267
Venture XIII CLO Ltd.
2013-13A, due 09/10/29[8,13]	1,500,000	793,296
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27[8,13]	1,050,000	788,341
Fortress Credit Opportunities
2005-1A, 1.65% (1 Month LIBOR + 42 bps) due 07/15/19[4,7,8]	738,249	731,239

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 28.4% (continued)
Collateralized Loan Obligations - 22.3% (continued)
West CLO Ltd.
2013-1A, due 11/07/25[8,13]	1,350,000	$713,076
Marathon CLO Ltd.
due 02/21/25[13]	1,300,000	616,776
COA Summit CLO Ltd.
2014-1A, 5.16% (3 Month LIBOR + 385 bps) due 04/20/23[4,8]	500,000	499,911
NXT Capital CLO 2013-1 LLC
2013-1A, 5.46% (3 Month LIBOR + 415 bps) due 04/25/24[4,7,8]	500,000	496,886
Babson CLO Ltd.
2012-2A, due 05/15/23[8,13]	2,000,000	408,207
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[7,8,13]	1,474,435	165,777
Ares XXV CLO Ltd.
2013-3A, due 01/17/24[8,13]	1,750,000	25,527
Total Collateralized Loan Obligations		98,193,767
Transport-Aircraft - 4.5%
Apollo Aviation Securitization Equity Trust
2014-1, 7.38% (WAC) due 12/15/29[4]	2,821,441	2,832,163
2016-1A, 9.20% due 03/17/36[7,8]	2,150,100	2,161,455
2016-2, 7.87% due 11/15/41	2,125,000	2,134,106
2014-1, 5.13% (WAC) due 12/15/29[4]	1,410,720	1,431,881
2017-1A, 5.93% due 05/16/42[8]	984,800	1,013,536
2016-2, 5.93% due 11/15/41	931,799	939,135
Falcon Aerospace Limited
2017-1, 6.30% due 02/15/42[8]	1,933,400	1,973,211
ECAF I Ltd.
2015-1A, 5.80% due 06/15/40[9]	1,758,493	1,780,718
Rise Ltd.
6.50% due 02/12/39	1,766,480	1,776,196
Stripes Aircraft Ltd.
2013-1 A1, 4.73% due 03/20/23†††,1	1,560,204	1,525,258
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/38[8]	1,212,370	1,257,439
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48[9]	645,245	600,723

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 28.4% (continued)
Transport-Aircraft - 4.5% (continued)
Airplanes Pass Through Trust
2001-1A, 1.78% (1 Month LIBOR + 55 bps) due 03/15/19[4,9]	7,719,360	$563,513
BBAM Acquisition Finance
5.38% due 09/17/18[1]	155,274	154,498
Total Transport-Aircraft		20,143,832
Whole Business - 1.1%
TSGE 2017-1
6.25% due 09/22/31†††	5,000,000	5,000,000
Financial - 0.3%
NCBJ 2015-1 A
5.88% due 07/08/22†††,2	1,500,000	1,502,737
Collateralized Debt Obligations - 0.2%
Highland Park CDO I Ltd.
2006-1A, 1.72% (3 Month LIBOR + 40 bps) due 11/25/51[4,7,8]	720,686	683,063
SRERS Funding Ltd.
2011-RS, 1.48% (1 Month LIBOR + 25 bps) due 05/09/46[4,8]	45,922	45,887
Total Collateralized Debt Obligations		728,950
Total Asset-Backed Securities
(Cost $123,630,146)		125,569,286
U.S. TREASURY BILLS†† - 8.2%
U.S. Treasury Bills
0.97% due 09/28/17[7,14,15]	9,000,000	8,993,723
1.02% due 11/16/17[14,15]	6,000,000	5,988,264
0.94% due 09/14/17[7,14,15]	5,000,000	4,998,407
0.99% due 12/21/17[14,15]	3,400,000	3,389,533
0.92% due 09/07/17[7,14,15]	3,200,000	3,199,530
0.96% due 12/07/17[14,15]	3,000,000	2,992,111
0.96% due 09/21/17[7,14,15]	2,800,000	2,798,609
1.00% due 10/05/17[7,14,15]	2,000,000	1,997,922
0.98% due 09/07/17[7,14,15]	1,000,000	999,853
0.98% due 11/24/17[14,15]	1,000,000	997,744
Total U.S. Treasury Bills
(Cost $36,354,392)		36,355,696
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 3.2%
Commercial Mortgage-Backed Securities - 2.3%
GMAC Commercial Mortgage Asset Corp.
2004-POKA, 6.36% due 09/10/44[8]	3,500,000	3,984,105
Cosmopolitan Hotel Trust
2016-CSMO, 5.88% (1 Month LIBOR + 465 bps) due 11/15/33[4,8]	3,500,000	3,561,612
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52[7,9]	1,908,468	1,938,603

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 3.2% (continued)
Commercial Mortgage-Backed Securities - 2.3% (continued)
2007-AET2, 6.06% due 10/10/52[7,9]	484,139	$523,994
Total Commercial Mortgage-Backed Securities		10,008,314
Residential Mortgage-Backed Securities - 0.9%
LSTFV
2017-1A, 3.73% due 04/01/20†††,1	2,443,943	2,427,528
TBW Mortgage Backed Pass-Through Certificates
2006-6, 6.04% due 01/25/37[7]	1,384,662	677,082
2006-6, 5.75% due 01/25/37[7]	576,277	297,483
Nomura Resecuritization Trust
2012-1R, 1.68% (1 Month LIBOR + 44 bps) due 08/27/47[4,7,8]	582,003	580,594
Total Residential Mortgage-Backed Securities		3,982,687
Total Collateralized Mortgage Obligations
(Cost $14,011,730)		13,991,001
FOREIGN GOVERNMENT BONDS†† - 1.5%
Dominican Republic International Bond
6.85% due 01/27/45[7,8]	2,020,000	2,272,500
Kenya Government International Bond
6.88% due 06/24/24[8]	2,165,000	2,270,977
Senegal Government International Bond
6.25% due 05/23/33[8]	2,050,000	2,108,425
Total Foreign Government Bonds
(Cost $6,400,001)		6,651,902
MUNICIPAL BONDS†† - 0.5%
Illinois - 0.5%
City of Chicago Illinois General Obligation Unlimited
6.26% due 01/01/40	2,350,000	2,429,430
Total Municipal Bonds
(Cost $2,038,368)		2,429,430
SENIOR FIXED RATE INTERESTS†† - 0.2%
Consumer, Non-cyclical - 0.2%
Hanger, Inc.
11.50% due 08/01/19	1,000,000	1,012,500
Targus Group International Equity, Inc.
7.50% due 12/31/19†††,1,2,3	66,656	66,656
Total Consumer, Non-cyclical		1,079,156
Total Senior Fixed Rate Interests
(Cost $1,057,381)		1,079,156

	Contracts	Value
OTC OPTIONS PURCHASED†,* - 0.3%
Call options on:
Bank of America Merrill Lynch iShares 20+ Year Treasury Bond ETF Expiring October 2017 with strike price of $127.00 (Notional Value $73,647,300)	5,799	$1,301,876
Total Call options		1,301,876
Put options on:
Bank of America Merrill Lynch iShares iBoxx $ High Yield Corporate Bond ETF Expiring October 2017 with strike price of $84.00 (Notional Value $90,736,800)	10,802	156,629
Total Put options		156,629
Total OTC Options Purchased
(Cost $1,185,950)		1,458,505
Total Investments - 119.2%
(Cost $521,968,830)		$527,987,856

	Contracts	Value
LISTED OPTIONS WRITTEN†,* - (0.4)%
Call options on:
S&P 500 Index Expiring September 2017 with strike price of $2,420.00 (Notional Value $12,558,000)	299	(1,602,640)
Total Listed Options Written
(Premiums received $929,280)		(1,602,640)

	Contracts	Value
OTC OPTIONS WRITTEN†,* - (0.1)%
Call options on:
Bank of America Merrill Lynch iShares 20+ Year Treasury Bond ETF Expiring October 2017 with strike price of $130.00 (Notional Value $75,387,000)	5,799	(588,599)
Total OTC Options Written
(Premiums received $318,945)		(588,599)
Other Assets & Liabilities, net - (18.7)%		(82,990,504)
Total Net Assets - 100.0%		$442,806,113

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

FUTURES CONTRACTS

Description	Contracts	Expiration date	Notional Amount	Unrealized Gain
Equity Futures Contracts Purchased†,*
S&P 500 Index Mini Futures Contracts	599	9/30/17	$73,946,550	$1,219,370

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Buy (Sell)	Currency	Settlement Date	Settlement Value	Value at August 31, 2017	Net Unrealized Appreciation/ (Depreciation)
Goldman Sachs	(6,840,000)	GBP	9/13/17	$8,887,896	$8,848,578	$39,318
Bank of America	(801,000)	EUR	9/13/17	943,347	954,046	(10,699)
						$28,619

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Illiquid security.
2	Security was fair valued by the Valuation Committee at August 31, 2017. The total market value of fair valued securities amounts to $24,111,521, (cost $25,556,743) or 5.4% of total net assets.
3	Affiliated issuer.
4	Variable rate security. Rate indicated is the rate effective at August 31, 2017.
5	Perpetual maturity.
6	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
7
All or a portion of these securities have been physically segregated in connection with borrowings, reverse repurchase agreements and unfunded loan commitments.  As of August 31, 2017, the total value of securities segregated was $149,759,599.

8
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $175,600,902 (cost $164,157,888), or 39.7% of total net assets.

9
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $14,175,050 (cost $21,611,325), or 3.2% of total net assets. See Note 6.

10	Payment-in-kind security.
11	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is rate effective at August 31, 2017.
12	Security is in default of interest and/or principal obligations.
13	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
14	Rate indicated is the effective yield at the time of purchase.
15	Zero coupon rate security.
16	Rate indicated is the 7 day yield as of August 31, 2017.

LIBOR	London Interbank Offered Rate
WAC	Weighted Average Coupon
EURIBOR	Euro Interbank Offered Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Asset-Backed Securities	$—	$—	$117,541,291	$—	$8,027,995	$125,569,286
Collateralized Mortgage Obligations	—	—	11,563,473	—	2,427,528	13,991,001
Common Stocks	1,050,128	—	76,491	—	668,833	1,795,452
Corporate Bonds	—	—	117,635,267	—	15,995,865	133,631,132
Forward Foreign Currency Exchange
Contracts	—	—	—	39,318	—	39,318
Equity Futures Contracts	—	1,219,370	—	—	—	1,219,370
Foreign Government Bonds	—	—	6,651,902	—	—	6,651,902
Money Market Fund	10,251,050	—	—	—	—	10,251,050
Municipal Bonds	—	—	2,429,430	—	—	2,429,430
Options Purchased	1,458,505	—	—	—	—	1,458,505
Preferred Stocks	5,907,510	—	—	—	—	5,907,510
Senior Fixed Rate Interests	—	—	1,012,500	—	66,656	1,079,156
Senior Floating Rate Interests	—	—	168,170,703	—	20,674,118	188,844,821

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

U.S. Treasury Bills	—	—	36,355,696	—	—	36,355,696
Warrants	—	—	22,916	—	—	22,916
Total Assets	$18,667,193	$1,219,370	$461,459,669	$39,318	$47,860,995	$529,246,545

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange
Contracts	$—	$—	$—	$10,699	$—	$10,699
Options Written	2,191,239	—	—	—	—	2,191,239
Unfunded Loan Commitments	—	—	3,483	—	869,273	872,756
Total Liabilities	$2,191,239	$—	$3,483	$10,699	$869,273	$3,074,694

* Other financial instruments include futures contracts and forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 08/31/2017	Valuation Technique	Unobservable Inputs	Input Range
Asset-Backed Securities	$ 5,000,000	Model Price	Trade Price	-
Asset-Backed Securities	1,525,258	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	-
Asset Backed Securities	1,502,737	Option Adusted Spread	Indicative Quote for Comparable Security	-
Collateralized Mortgage Obligations	2,427,528	Model Price	Trade Price	-
Common Stocks	668,833	Enterprise Value	Valuation Multiple	9.3x-14.6x
Corporate Bonds	6,980,329	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	-
Corporate Bonds	4,000,000	Model Price	Trade Price	-
Corporate Bonds	2,235,465	Model Price	Market Comparable Yields	5.5%-8.8%
Corporate Bonds	1,837,000	Prior month broker quote	Bid Price	-
Corporate Bonds	943,071	Enterprise Value	Valuation Multiple	7.5x
Senior Floating Rate Interests	11,122,496	Model Price	Purchase Price	-
Senior Floating Rate Interests	4,274,651	Model Price	Market Comparable Yields	5.3%-6.3%
Senior Floating Rate Interests	2,570,534	Model Price	Trade Price	-
Senior Floating Rate Interests	1,527,268	Enterprise Value	Valuation Multiple	6.9x-10.2x
Senior Floating Rate Interests	1,245,825	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	-
Total Assets	$ 47,860,995
Liabilities:
Unfunded Loan Commitments	$ 869,273	Model Price	Purchase Price	–

Significant changes in an indicative quote, liquidation value, market comparable yield or valuation multiple would generally result in significant changes in the fair value of the security.

Any remaining Level 3 securities held by the Fund and excluded from the tables above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2017, there were $3,818,255 transfered from Level 2 to Level 3 due to changes in securities valuation method. There were $4,728,167 transferred from Level 3 to Level 2 due to availability of market price information. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value for the period ended August 31, 2017:

	Assets						Liabilities
	Senior Fixed/Floating Rate Interests	Collateralized Mortgage Obligations	Asset-Backed Securities	Corporate Bonds	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$20,110,736	$-	$5,047,131	$9,934,194	$911,926	$36,003,987	$(812,983)
Purchases	2,990,162	2,516,181	5,000,000	4,013,831	-	14,520,174	-
Sales, maturities and paydowns	(2,773,296)	(88,068)	(98,304)	(89,820)	-	(3,049,488)	-
Total realized gains or losses included in earnings	(632,400)	-	(2,613,001)	(275)	(1,911,580)	(5,157,256)	63,423
Total change in unrealized gains or losses included in earnings	1,861,790	(585)	2,622,863	300,935	1,668,487	6,453,490	(121,749)
Transfers into Level 3	1,981,255	-	-	1,837,000	-	3,818,255	-
Transfers out of Level 3	(2,797,473)	-	(1,930,694)	-	-	(4,728,167)	2,036
Ending Balance	$20,740,774	$2,427,528	$8,027,995	$15,995,865	$668,833	$47,860,995	$(869,273)
Net Change in unrealized appreciation (depreciation) for investments in securities still held at August 31, 2017	$6,427	$(2,235)	$3,004	$292,476	$(242,701)	$56,971	$115,531

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

Transactions during the period ended August 31, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 05/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 08/31/17	Shares 08/31/17	Investment Income
Aspect Software Parent, Inc.	$609,980	$–	$–	$–	$(190,303)	$419,677	40,745	$–
Aspect Software Parent, Inc.	225,037	–	–	–	(70,207)	154,830	15,032	–
Aspect Software, Inc. 11.23% (1 Month LIBOR + 1000 bps) due 05/25/20	903,975	–	(5,772)	–	(15,744)	882,459	900,469	25,757
Aspect Software, Inc. 11.20% (1 Month LIBOR + 1000 bps) due 05/25/18	437,500	93,750	–	–	–	531,250	531,250	14,396
Targus Group International Equity, Inc.	20,113	–	–	–	(134)	19,979	13,409	–
Targus Group International, Inc. 14.00% (Prime Rate + 1050 bps) due 05/24/16	–	–	–	–	–	–	155,450	–
Targus Group International Equity, Inc. 7.50% due 12/31/19	64,198	2,458	–	–	–	66,656	66,656	2,503
	$2,260,803	$96,208	$(5,772)	$–	$(276,388)	$2,074,851		$42,656

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Strategic Opportunities Fund (the "Fund") was organized as a Delaware statutory trust on November 13, 2006. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund's investment objective is to maximize total return through a combination of current income and capital appreciation.

Guggenheim Funds Investment Advisors, LLC ("GFIA") provides advisory services. Guggenheim Funds Distributors, LLC ("GFD") acts as principal underwriter for the Fund. GFIA and GFD are affiliated entities.

Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

Valuation of Investments
The Board of Trustees of the Fund (the "Board") has adopted policies and procedures for the valuation of the Fund's investments (the "Valuation Procedures"). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim's investment management, fund administration, legal and compliance departments (the "Valuation Committee"), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund's securities and/or other assets.

Valuations of the Fund's securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and asked prices on such day.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Guggenheim Funds Investment Advisors, LLC ("GFIA or the "Adviser") are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

available, fair valuation is enacted. Over-the-counter ("OTC") options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security's (or asset's) "fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments
As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty's inability to perform.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Fund.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund's investments. When values are not available from a pricing service, they may be computed by the Fund's investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Fund's assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund's assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund's tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At August 31, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$ 522,001,048	$ 34,236,599	$ (27,944,815)	$ 6,291,784

Note 5 – Unfunded Loan Commitments
Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of August 31, 2017. The Fund is obligated to fund these loan commitments at the borrower's discretion.

The unfunded loan commitments as of August 31, 2017, were as follows:

Borrower	Maturity Date		Face Amount*	Value
Acosta, Inc.	09/26/19		831,111	$45,786
American Seafoods Group LLC / American Seafoods Finance, Inc.	08/19/21		500,000	49,065
Aspect Software, Inc.	05/25/18		93,750	–
Cypress Intermediate Holdings III, Inc.	04/27/22		1,250,000	144,564
Dominion Web Solutions LLC	06/15/23		115,385	–
Equian LLC	05/20/24		323,529	–
Examworks Group, Inc.	07/27/21		1,000,000	113,656
Hostess Brands LLC	08/03/20		500,000	41,357
ICSH Parent, Inc.	04/29/24		106,588	–
IntraWest Holdings S.à r.l.	12/10/18		200,000	2,036
Lytx, Inc.	08/31/23		1,052,632	–
Ministry Brands LLC	12/02/22		144,652	1,447
MRI Software LLC	06/30/23		277,778	–
Nimbus Acquisition Topco Ltd.	07/15/20	GBP	500,000	46,391
Packaging Coordinators Midco, Inc.	07/01/21		1,384,615	132,653
Pelican Products, Inc.	06/30/23		300,000	14,436
PowerSchool, Inc.	07/29/21		525,000	42,791
PowerSchool, Inc.	07/30/21		350,003	38,122
Solera LLC	03/03/21		2,033,000	200,452
Surgery Center Holdings, Inc.	11/16/17		2,000,000	–
			13,488,043	$872,756

* The face amount is denominated in U.S. dollars unless otherwise indicated.

Note 6– Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Airplanes Pass Through Trust
2001-1A, 1.78% due 03/15/19	10/14/09	$6,224,992	$563,513
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52	04/23/15	484,994	523,994
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52	09/18/14	1,889,283	1,938,603
CNB Financial Corp.
5.75% due 10/15/26	09/14/16	2,000,000	2,090,975
Customers Bank
6.13% due 06/26/29	06/24/14	2,500,000	2,553,125

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

ECAF I Ltd.
2015-1A, 5.80% due 06/15/40	06/15/15	1,758,493	1,780,718
Great Lakes CLO Ltd.
2012-1A due 01/15/23	12/06/12	2,387,500	1,142,736
HP Communities LLC
6.16% due 09/15/53	07/21/15	997,538	1,081,928
HP Communities LLC
6.82% due 09/15/53	06/09/14	971,165	1,091,468
Pacific Beacon LLC
5.63% due 07/15/51	01/15/14	583,447	685,654
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22	01/08/14	1,178,715	121,613
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48	11/27/13	635,198	600,723
		$21,611,325	$14,175,050

Other Information (Unaudited)

Sector Classification
Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund's registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.  Controls and Procedures.

(a)
The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Strategic Opportunities Fund

By:       /s/Amy J. Lee
          Amy J. Lee
          Vice President

Date:    October 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/Amy J. Lee
       Amy J. Lee
       Vice President

Date:    October 30, 2017

By:       /s/John L. Sullivan
        John L. Sullivan
       Chief Financial Officer, Chief Accounting Officer & Treasurer

Date:    October 30, 2017